Consolidated Statements of Cash Flows (Supplemental information) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental cash flow information
Net cash receipts from customers and other	CAD 12,714	CAD 12,029	CAD 10,640
Net cash payments for:
Employee services, suppliers and other expenses	(6,232)	(6,333)	(5,558)
Interest	(432)	(409)	(344)
Personal injury and other claims	(59)	(57)	(61)
Pensions	(126)	(127)	(239)
Income taxes	(725)	(722)	(890)
Net cash provided by operating activities	CAD 5,140	CAD 4,381	CAD 3,548